Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 - SUBSEQUENT EVENTS:

On February 9, 2026, the Company was granted 510(k) clearance from the U.S. Food and Drug Administration (“FDA”) for the Company’s ZSmile Platform. This follows the regulatory approval from the Israeli Ministry of Health’s AMAR Division, the authority responsible for the medical device regulation in Israel, which was received on December 14, 2025.

On January 5, 2026 the Company entered into a service contract with the American Academy of Facial Esthetics LLC (“AAFE”) for the provision of marketing and promotional services. As payment for those services, the Company provided AAFE with $200,000 of Common Stock as a prepayment, amounting to 20,000,000 shares of Common Stock, in January 2026.

On February 26, 2026, the Company entered into a securities purchase agreement (the “February 2026 Purchase Agreement”) with each of the purchasers signatory thereto (the “February 2026 Investors”), pursuant to which, the Company agreed to sell to the February 2026 Investors in a private placement, debentures in an aggregate principal amount of $200,000 due April 27, 2026 (the “February 2026 Debentures”).